Item 1   Schedule of Investments



T. Rowe Price Growth & Income Fund
(Unaudited)                                                March 31, 2005
PORTFOLIO OF INVESTMENTS(1)                           Shares        Value
(Cost and value in $ 000s)

 COMMON STOCKS  98.4%
 CONSUMER DISCRETIONARY  13.9%
 Hotels, Restaurants & Leisure  1.3%
 International Game Technology                         647,000       17,249

 Station Casinos                                       85,000        5,742

                                                                     22,991

 Household Durables  0.7%
 Fortune Brands                                        155,000       12,497

                                                                     12,497

 Media  7.9%
 Clear Channel Communications                          586,000       20,199

 Comcast, Class A *                                    250,000       8,350

 Disney                                                285,000       8,188

 New York Times, Class A                               328,000       11,998

 News Corporation, Class A                             1,304,000     22,064

 Scripps, Class A                                      286,000       13,942

 Time Warner *                                         1,503,000     26,378

 Viacom, Class B                                       644,000       22,431

 Washington Post, Class B                              7,400         6,616

                                                                     140,166

 Multiline Retail  1.8%
 Family Dollar Stores                                  589,000       17,882

 Kohl's *                                              275,000       14,198

                                                                     32,080

 Specialty Retail  2.2%
 Home Depot                                            340,000       13,002

 RadioShack                                            352,000       8,624

 TJX                                                   680,000       16,748

                                                                     38,374

 Total Consumer Discretionary                                        246,108

 CONSUMER STAPLES  7.0%
 Beverages  2.2%
 Coca-Cola                                             490,000       20,419

 PepsiCo                                               340,000       18,030

                                                                     38,449

 Food & Staples Retailing  1.9%
 Sysco                                                 448,000       16,038

 Wal-Mart                                              360,000       18,040

                                                                     34,078

 Food Products  0.9%
 General Mills                                         325,000       15,974

                                                                     15,974

 Household Products  0.5%
 Colgate-Palmolive                                     164,000       8,556

                                                                     8,556

 Tobacco  1.5%
 Altria Group                                          401,000       26,221

                                                                     26,221

 Total Consumer Staples                                              123,278

 ENERGY  8.5%
 Energy Equipment & Services  3.2%
 Baker Hughes                                          423,000       18,819

 Schlumberger                                          235,000       16,563

 Transocean *                                          425,500       21,896

                                                                     57,278

 Oil & Gas  5.3%
 BP ADR                                                360,000       22,464

 Canadian Natural Resources                            145,000       8,239

 ChevronTexaco                                         370,000       21,575

 ExxonMobil                                            335,000       19,966

 Royal Dutch Petroleum ADS                             350,000       21,014

                                                                     93,258

 Total Energy                                                        150,536

 FINANCIALS  21.2%
 Capital Markets  7.0%
 Bank of New York                                      615,000       17,866

 Charles Schwab                                        1,093,000     11,487

 Franklin Resources                                    215,000       14,760

 Goldman Sachs                                         98,000        10,779

 Mellon Financial                                      483,000       13,785

 Merrill Lynch                                         142,000       8,037

 Morgan Stanley                                        411,000       23,530

 State Street                                          535,000       23,390

                                                                     123,634

 Commercial Banks  1.8%
 Royal Bank of Scotland (GBP)                          260,000       8,269

 U.S. Bancorp                                          794,100       22,886

                                                                     31,155

 Consumer Finance  0.3%
 American Express                                      113,000       5,805

                                                                     5,805

 Diversified Financial Services  3.0%
 Citigroup                                             990,000       44,490

 J.P. Morgan Chase                                     271,000       9,377

                                                                     53,867

 Insurance  7.4%
 American International Group                          317,000       17,565

 Assurant                                              432,600       14,579

 Berkshire Hathaway, Class A *                         130           11,310

 Marsh & McLennan                                      755,000       22,967

 Prudential                                            165,000       9,471

 Safeco                                                205,000       9,985

 St. Paul Companies                                    682,000       25,050

 XL Capital                                            285,000       20,625

                                                                     131,552

 Real Estate  0.7%
 Equity Residential, REIT                              375,000       12,079

                                                                     12,079

 Thrifts & Mortgage Finance  1.0%
 Fannie Mae                                            180,000       9,801

 Freddie Mac                                           117,000       7,394

                                                                     17,195

 Total Financials                                                    375,287

 HEALTH CARE  9.1%
 Biotechnology  0.7%
 MedImmune *                                           525,200       12,505

                                                                     12,505

 Health Care Equipment & Supplies  2.5%
 Baxter International                                  346,000       11,757

 Boston Scientific *                                   591,000       17,310

 Medtronic                                             304,000       15,489

                                                                     44,556

 Health Care Providers & Services  0.7%
 Tenet Healthcare *                                    1,000,000     11,530

                                                                     11,530

 Pharmaceuticals  5.2%
 Barr Pharmaceuticals *                                187,000       9,131

 Elan ADR *                                            200,000       648

 Forest Laboratories *                                 310,000       11,455

 Johnson & Johnson                                     165,000       11,081

 Merck                                                 562,000       18,192

 Schering-Plough                                       462,000       8,385

 Teva Pharmaceutical ADR                               506,000       15,686

 Wyeth                                                 415,000       17,505

                                                                     92,083

 Total Health Care                                                   160,674

 INDUSTRIALS & BUSINESS SERVICES  11.3%
 Aerospace & Defense  1.6%
 Honeywell International                               585,000       21,768

 Lockheed Martin                                       119,000       7,266

                                                                     29,034

 Air Freight & Logistics  0.9%
 UPS, Class B                                          215,000       15,639

                                                                     15,639

 Airlines  1.0%
 Southwest Airlines                                    1,270,000     18,085

                                                                     18,085

 Commercial Services & Supplies  0.2%
 Cintas                                                73,700        3,045

                                                                     3,045

 Industrial Conglomerates  4.3%
 GE                                                    1,464,000     52,792

 Tyco International                                    679,000       22,950

                                                                     75,742

 Machinery  1.4%
 Danaher                                               170,000       9,080

 Deere                                                 225,000       15,104

                                                                     24,184

 Road & Rail  1.9%
 Burlington Northern Santa Fe                          204,000       11,002

 CSX                                                   172,000       7,164

 Union Pacific                                         221,000       15,403

                                                                     33,569

 Total Industrials & Business Services                               199,298

 INFORMATION TECHNOLOGY  15.8%
 Communications Equipment  2.7%
 Cisco Systems *                                       1,215,000     21,736

 Juniper Networks *                                    499,000       11,008

 Nokia ADR *                                           480,000       7,406

 Research In Motion *                                  113,000       8,636

                                                                     48,786

 Computers & Peripherals  2.3%
 Dell *                                                505,000       19,402

 EMC *                                                 954,000       11,753

 Hewlett-Packard                                       427,000       9,369

                                                                     40,524

 Electronic Equipment & Instruments  0.9%
 Flextronics *                                         1,268,000     15,267

                                                                     15,267

 IT Services  1.0%
 First Data                                            435,000       17,100

                                                                     17,100

 Semiconductor & Semiconductor Equipment  4.8%
 Analog Devices                                        497,000       17,961

 Intel                                                 848,000       19,699

 KLA-Tencor *                                          172,000       7,914

 Maxim Integrated Products                             372,000       15,204

 Texas Instruments                                     185,000       4,716

 Xilinx                                                685,000       20,022

                                                                     85,516

 Software  4.1%
 Adobe Systems                                         84,000        5,642

 Microsoft                                             1,705,000     41,210

 Oracle *                                              1,151,000     14,364

 Symantec *                                            518,000       11,049

                                                                     72,265

 Total Information Technology                                        279,458

 MATERIALS  4.9%
 Chemicals  2.0%
 Dow Chemical                                          142,000       7,079

 DuPont                                                303,000       15,526

 Potash Corp./Saskatchewan                             150,000       13,126

                                                                     35,731

 Metals & Mining  1.9%
 Alcoa                                                 561,000       17,049

 Newmont Mining                                        350,000       14,787

 Nucor                                                 28,000        1,612

                                                                     33,448

 Paper & Forest Products  1.0%
 International Paper                                   470,000       17,291

                                                                     17,291

 Total Materials                                                     86,470

 TELECOMMUNICATION SERVICES  2.9%

 Diversified Telecommunication Services  2.6%
 Sprint                                                885,000       20,134

 Telus (CAD)                                           158,100       5,083

 Telus (Non-voting shares)                             231,900       7,145

 Verizon Communications                                384,000       13,632

                                                                     45,994

 Wireless Telecommunication Services  0.3%
 Nextel Communications, Class A *                      186,000       5,286

                                                                     5,286

 Total Telecommunication Services                                    51,280

 UTILITIES  3.8%
 Electric Utilities  1.7%
 Edison International                                  266,000       9,235

 Pinnacle West Capital                                 215,000       9,140

 PPL                                                   222,000       11,986

                                                                     30,361

 Gas Utilities  0.9%
 NiSource                                              642,000       14,631

                                                                     14,631

 Multi-Utilities & Unregulated Power  1.2%
 Duke Energy                                           767,000       21,484

                                                                     21,484

 Total Utilities                                                     66,476

 Total Common Stocks (Cost  $1,434,969)                              1,738,865

 SHORT-TERM INVESTMENTS  0.9%
 Money Market Fund  0.9%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       15,118,180    15,118

 Total Short-Term Investments (Cost  $15,118)                        15,118

 Total Investments in Securities
 99.3% of Net Assets (Cost $1,450,087)                               1,753,983
                                                       $

 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 +    Affiliated company - See Note 3
 ADR  American Depository Receipts
 ADS  American Depository Shares
 CAD  Canadian dollar
 GBP  British pound
 REIT Real Estate Investment Trust

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth & Income Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Growth & Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth, a reasonable level of current income, and increasing future income through investments primarily in dividend-paying common stocks.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.


Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES
At March 31, 2005, the cost of investments for federal income tax purposes was $1,450,087,000. Net unrealized gain aggregated $303,892,000 at period-end, of which $381,503,000 related to appreciated investments and $77,611,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $83,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $15,118,000 and $30,483,000, respectively.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth & Income Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005